Income Taxes (Details) - Schedule of Effective Income Tax Rate Reconciliation - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Schedule of Effective Income Tax Rate Reconciliation [Abstract]
Net tax loss carry-forwards	$ (1,809,899)	$ (1,056,001)	$ (6,088,620)	$ (2,004,353)	$ (2,936,129)	$ (3,885,262)
Statutory rate					21.00%	21.00%
Total tax benefit at statutory rate					$ (616,587)	$ (815,915)
Permanent difference – meals and entertainment, Preferred Stock dividend					(41,930)	30
Total					(658,517)	(815,885)
Change in valuation allowance					658,517	815,885
Income tax provision	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0